FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments Not Measured at Fair Value but for which Fair Value is Disclosed (Details) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,576,078.1	$ 2,942,675.9
Financial liabilities	1,977,794.9	1,963,763.8
Not measured at fair value but for which the fair value is disclosed | Financial liabilities at amortized costs | Bonds payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	992,033.5	983,752.5
Financial liabilities, at fair value	939,475.3	900,344.7
Not measured at fair value but for which the fair value is disclosed | Level 1 | Financial liabilities at amortized costs | Bonds payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Not measured at fair value but for which the fair value is disclosed | Level 2 | Financial liabilities at amortized costs | Bonds payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	939,475.3	900,344.7
Financial assets at amortized costs | Not measured at fair value but for which the fair value is disclosed
Disclosure of detailed information about financial instruments [line items]
Financial assets	235,453.3	190,567.8
Financial assets, at fair value	236,543.8	191,094.6
Financial assets at amortized costs | Not measured at fair value but for which the fair value is disclosed | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,284.6	4,353.4
Financial assets at amortized costs | Not measured at fair value but for which the fair value is disclosed | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	232,259.2	186,741.2
Financial assets at amortized costs | Corporate bonds | Not measured at fair value but for which the fair value is disclosed
Disclosure of detailed information about financial instruments [line items]
Financial assets	231,239.8	171,980.2
Financial assets, at fair value	232,259.2	172,518.5
Financial assets at amortized costs | Corporate bonds | Not measured at fair value but for which the fair value is disclosed | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Financial assets at amortized costs | Corporate bonds | Not measured at fair value but for which the fair value is disclosed | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	232,259.2	172,518.5
Financial assets at amortized costs | Commercial paper | Not measured at fair value but for which the fair value is disclosed
Disclosure of detailed information about financial instruments [line items]
Financial assets		14,208.1
Financial assets, at fair value		14,222.7
Financial assets at amortized costs | Commercial paper | Not measured at fair value but for which the fair value is disclosed | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0.0
Financial assets at amortized costs | Commercial paper | Not measured at fair value but for which the fair value is disclosed | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		14,222.7
Financial assets at amortized costs | Government bonds/Agency bonds | Not measured at fair value but for which the fair value is disclosed
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,213.5	4,379.5
Financial assets, at fair value	4,284.6	4,353.4
Financial assets at amortized costs | Government bonds/Agency bonds | Not measured at fair value but for which the fair value is disclosed | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,284.6	4,353.4
Financial assets at amortized costs | Government bonds/Agency bonds | Not measured at fair value but for which the fair value is disclosed | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0.0	$ 0.0